As filed with the Securities and Exchange Commission on 3/1/2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-22486

Investment Company Act file number

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2018

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 17.12%
626,993	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	$539,158
599,995	Banc of America Funding Corp.
	Series 2007-3, 5.831%, 04/25/2037 (a)	518,139
678,716	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	509,628
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
184,262	Series 2006-9, 6.000%, 11/25/2036	177,225
336,440	Series 2007-1, 6.000%, 02/25/2037	290,403
178,720	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.517%, 02/25/2036 (a)	172,210
305,479	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	233,630
318,646	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	257,784
	GSR Mortgage Loan Trust
551,572	Series 2006-9F, 6.500%, 10/25/2036	448,141
211,716	Series 2007-4F, 6.000%, 07/25/2037	187,468
493,071	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	374,493
271,063	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 3.947%, 03/25/2035 (a)	270,852
	JP Morgan Chase Commercial Mortgage Securities Trust
5,422,455	Series 2012-C8, 1.781%, 10/17/2045 (a)(i)	281,199
1,608	Series 2007-LDP10, 5.464%, 01/15/2049 (a)	1,611
392,735	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	389,360
248,479	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 4.434%, 01/25/2036 (a)	244,461
	Morgan Stanley Mortgage Loan Trust
736,464	Series 2005-10, 6.000%, 12/25/2035	568,581
526,252	Series 2007-12, 6.250%, 08/25/2037	416,567
	Residential Asset Securitization Trust
663,377	Series 2007-A2, 6.000%, 04/25/2037	571,508
490,683	Series 2007-A6, 6.000%, 06/25/2037	427,482
816,055	Series 2007-A7, 6.000%, 07/25/2037	530,927
818,013	TBW Mortgage-Backed Trust (l)
	Series 2006-6, 5.630%, 01/25/2037	405,037
360,369	Washington Mutual Asset-Backed Certificates Trust
	2006-HE3, 2.661% (1 Month LIBOR USD + 0.155%, 0.160 Floor), 08/25/2036 (b)	335,945
181,090	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	163,600
186,180	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	172,884

	Total Collateralized Mortgage Obligations (Cost $10,350,090)	8,488,293

Number of Shares
	COMMON STOCKS - 0.04%
	Air Freight & Logistics - 0.04%
710	Ceva Logistics AG (c)(d)	21,562

	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (c)(d)(g)(h)	-
1,336,186	K2016470219 - Class B (c)(d)(g)(h)	-

		-

	Total Common Stocks (Cost $94,273)	21,562

Principal Amount
	CORPORATE OBLIGATIONS - 0.13%
	Specialty Retail - 0.13%
199,775	K2016470260 South Africa, Ltd.
	25.000% Cash or 25.000% PIK, 12/31/2022 (e)	25,971
	K2016470219 South Africa, Ltd.
946,655	3.000% Cash or 3.000% PIK, 12/31/2022 (e)(n)	33,038
174,132	8.000% Cash or 8.000% PIK, 12/31/2022 (e)(n)	5,108

	Total Corporate Obligations (Cost $1,984,846)	64,117

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 35.32%
20,000	Argentina POM Politica Monetaria
	65.509% (ARLLMONP), 06/21/2020 (b)	568
8,479,000	Argentina Treasury Bill
	35.590%, 04/30/2020 (f)	247,653
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021	142,090
10,209,900	16.000%, 10/17/2023	230,773
22,986,100	15.500%, 10/17/2026	474,418
9,000	Bonos de la Nacion Argentina con Ajuste por CER (n)
	4.000%, 03/06/2020	302
90,000	Bonos de la Nacion Argentina en Moneda Dua
	4.500%, 02/13/2020	83,700
5,100,000	Brazil Letras do Tesouro Nacional
	7.590%, 07/01/2021 (f)	1,092,589
	Brazil Notas do Tesouro Nacional - Serie F
2,065,000	10.000%, 01/01/2021	557,552
120,000	10.000%, 01/01/2023 (n)	32,452
1,630,000	10.000%, 01/01/2025 (n)	439,557
5,220,000	10.000%, 01/01/2027 (n)	1,410,546
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	51,356
	Colombian TES
583,000,000	10.000%, 07/24/2024	211,640
296,500,000	7.500%, 08/26/2026	96,653
342,500,000	6.000%, 04/28/2028	100,215
2,411,000,000	7.750%, 09/18/2030	791,581
	Ghana Government Bond
300,000	18.750%, 01/24/2022	60,521
200,000	16.500%, 02/06/2023	36,430
300,000	19.750%, 03/25/2024	60,254
910,000	19.750%, 03/15/2032	180,678
	Ghana Treasury Note
340,000	21.000%, 01/07/2019	69,364
290,000	19.950%, 05/06/2019	59,872
460,000	16.500%, 02/17/2020	91,827
120,000	16.500%, 03/16/2020	23,904
	India Government Bond
44,000,000	8.150%, 06/11/2022	647,632
7,000,000	8.080%, 08/02/2022	103,032
2,000,000	6.840%, 12/19/2022	28,341
74,000,000	8.830%, 11/25/2023	1,130,430
15,000,000	7.680%, 12/15/2023	219,065
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	663,802
1,500,000,000	7.000%, 05/15/2022	101,797
890,000,000	5.625%, 05/15/2023	56,863
25,441,000,000	8.375%, 09/15/2026	1,807,654
606,000,000	9.000%, 03/15/2029	44,560
140,000,000	10.500%, 08/15/2030	11,377
1,689,000,000	8.750%, 05/15/2031	122,710
7,580,000,000	8.375%, 03/15/2034	533,436
	Korea Treasury Bond
280,000,000	4.250%, 06/10/2021	265,228
581,500,000	3.375%, 09/10/2023	555,920

459,000,000	3.500%, 03/10/2024	442,904
267,000,000	3.000%, 09/10/2024	252,813
	Mexican Bonos
378,200	5.000%, 12/11/2019	1,864,100
11,000	8.000%, 06/11/2020	55,613
7,600	6.500%, 06/10/2021	36,952
	Mexican Udibonos
16,506	4.000%, 06/13/2019 (j)	83,103
13,641	2.500%, 12/10/2020 (j)	67,011
	Philippine Government Bond
22,580,000	3.875%, 11/22/2019	418,488
15,690,000	3.375%, 08/20/2020	281,726
	Republic of Ghana Government Bond
1,810,000	16.250%, 05/17/2021	350,808
200,000	24.500%, 06/21/2021	45,015
390,000	24.750%, 07/19/2021	86,320
150,000	16.250%, 04/07/2025	26,453
910,000	19.000%, 11/02/2026	168,658
99,000	19.500%, 10/18/2021	20,037
807,000	Ukraine Government International Bond
	0.000%, 05/31/2040 (a)(e)(o)	468,004

	Total Foreign Government Debt Obligations (Cost $20,163,763)	17,506,347

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 19.15%
	Federal Home Loan Mortgage Corp.
1,079,336	Pool #4062, 3.500%, 06/15/2042	1,082,899
817,771	Pool #4171, 3.000%, 02/15/2043	763,219
466,138	Pool #4768, 2.755% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.000% Floor), 03/15/2048 (b)	464,491
	Federal National Mortgage Association
552,588	Pool #1201, 3.500%, 10/01/2032	563,017
263,055	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 6.000% Cap, 0.000% Floor), 08/25/2033 (b)(m)	286,450
25,326	Pool #2011-113, 4.000%, 03/25/2040	25,340
485,756	Pool #2012-63, 2.000%, 08/25/2040	473,299
1,001,718	Pool #2014-95, 3.000%, 04/25/2041	993,942
457,913	Pool #2012-150, 1.750%, 01/25/2043	435,788
711,960	Pool #2018-23, 2.750%, 12/25/2043	700,299
462,220	Pool #2018-27, 3.000%, 12/25/2047	450,784
451,132	Pool #3392, 4.000%, 01/01/2048	460,017
477,547	Pool #2018-31, 2.806% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 05/25/2048 (b)	475,134
470,518	Pool #2018-36, 3.000%, 06/25/2048	462,496
451,489	Pool #2018-38, 3.000%, 06/25/2048	444,434
489,038	Pool #3414, 3.500%, 07/01/2048	489,226
	Government National Mortgage Association
570,507	Pool #2010-62, 3.280% (1 Month LIBOR USD + 5.750%, 5.750% Cap, 0.000% Floor), 05/20/2040 (b)(i)(m)	64,897
579,047	Pool #2011-72, 2.910% (1 Month LIBOR USD + 5.380%, 5.380% Cap, 0.000% Floor), 05/20/2041 (b)(i)(m)	68,380
639,809	Pool #2012-40, 4.000%, 01/20/2042	667,819
1,102,774	Pool #2013-113, 3.780% (1 Month LIBOR USD + 6.250%, 6.250% Cap, 0.000% Floor), 03/20/2043 (b)(i)(m)	117,865

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $9,529,211)	9,489,796

Number of Shares
	WARRANTS - 0%
	Textiles, Apparel & Luxury Goods - 0.00%
361	Edcon Holdings, Ltd. F - Expiration: December, 2049 (c)(d)(g)(h)	0
6,464,770	Edcon Holdings, Ltd. F1 - Expiration: December, 2049 (c)(d)(g)(h)	0
523,517	Edcon Holdings, Ltd. F2 - Expiration: December, 2049 (c)(d)(g)(h)	0

	Total Warrants (Cost $0)	0

Principal Amount
	SHORT TERM INVESTMENTS - 25.20%
	Foreign Government Debt Obligation - 6.00%
286,000	Bonos de la Nacion Argentina Con Ajuste Por Cer
	3.750%, 02/08/2019	11,135
	Argentina Treasury Bill
771,000	37.190%, 03/29/2019 (f)	22,817
1,750,000	40.040%, 04/30/2019 (f)	51,859
11,370,000	41.680%, 05/31/2019 (f)	330,141
9,164,000	44.630%, 09/30/2019 (f)	279,835
4,870,000	44.190%, 10/31/2019 (f)	143,152
	Mexico Cetes
413,760	9.040%, 01/31/2019 (f)	209,214
776,130	8.010%, 03/28/2019 (f)	387,189
1,707,610	8.340%, 05/23/2019 (f)	840,756
472,300	0.000%, 06/06/2019 (p)	231,851
284,730	8.720%, 07/04/2019 (f)	138,788
191,300	8.730%, 07/18/2019 (f)	92,947
324,300	8.720%, 09/12/2019 (f)	155,558
177,110	0.000%, 11/07/2019 (p)	83,987

		2,979,229

Number of Shares
	Money Market Funds - 8.41%
4,167,334	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.34% (k)	4,167,334

Principal Amount
	U.S. Treasury Bill - 10.79%
5,350,000	U.S. Treasury Bill
	1.830%, 01/10/2019 (f)	5,347,031

	Total Short Term Investments (Cost $12,385,103)	12,493,594

	Total Investments (Cost $54,507,286) - 96.96%	48,063,709
	Other Assets in Excess of Liabilities - 3.04%	1,508,012

	TOTAL NET ASSETS - 100.00%	$49,571,721

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2018.

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.

(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $21,562, which represents 0.04% of total net assets.

(d)	Non-income producing.

(e)

Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $532,121, which represents 1.07% of total net assets.

(f)	Zero Coupon Bond. The effective yield is listed.

(g)	As of December 31, 2018, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.00% of total net assets.

(h)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

(i)

Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2018. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $532,341, which represents 1.07% of total net assets.

(j)	Represents an inflation protected security.

(k)	Seven-day yield as of December 31, 2018.

(l)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2018.

(m)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(n)	Non-income producing security. Item identified as in default as to payment of interest.

(o)	Variable rate security. The coupon rate will be 0.00% until the year 2021.

(p)	Zero Coupon Bond.

Glossary of Terms

ARLLMONP - Argentina Blended Policy Rate

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Schedule of Open Forward Currency Contracts (Unaudited)

December 31, 2018

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
4/3/2019	BNP Paribas	ARS	5,430,491	U.S. Dollar	128,990	$(682)
4/3/2019	Goldman Sachs	ARS	2,741,043	U.S. Dollar	64,495	269
4/3/2019	HSBC	ARS	11,637,538	U.S. Dollar	274,104	861
3/21/2019	Citibank	Brazilian Real	3,300,000	Euro	658,880	86,331
1/14/2019	Citibank	Mexican Peso	16,860,600	Euro	723,419	26,285
4/3/2019	Citibank	Mexican Peso	46,884,480	Euro	2,075,453	(46,166)
4/29/2019	HSBC	South Korea Won	120,000,000	U.S. Dollar	107,267	771
1/11/2019	JP Morgan Chase	U.S. Dollar	173,413	Australian Dollar	245,500	454
1/11/2019	JP Morgan Chase	U.S. Dollar	174,121	Australian Dollar	245,500	1,057
1/14/2019	JP Morgan Chase	U.S. Dollar	348,762	Australian Dollar	491,000	2,822
1/15/2019	Citibank	U.S. Dollar	154,882	Australian Dollar	217,744	1,465
1/15/2019	JP Morgan Chase	U.S. Dollar	241,465	Australian Dollar	339,000	2,613
1/22/2019	JP Morgan Chase	U.S. Dollar	1,063,221	Australian Dollar	1,489,000	13,946
2/13/2019	Citibank	U.S. Dollar	154,343	Australian Dollar	217,744	846
2/15/2019	JP Morgan Chase	U.S. Dollar	122,365	Australian Dollar	169,500	2,874
2/15/2019	JP Morgan Chase	U.S. Dollar	125,002	Australian Dollar	169,500	5,510
2/21/2019	Citibank	U.S. Dollar	270,181	Australian Dollar	370,000	9,322
3/13/2019	Citibank	U.S. Dollar	157,872	Australian Dollar	218,512	3,771
1/7/2019	Deutsche Bank	U.S. Dollar	213,799	Euro	183,683	3,224
1/22/2019	Deutsche Bank	U.S. Dollar	50,997	Euro	44,000	486
1/22/2019	Goldman Sachs	U.S. Dollar	131,319	Euro	113,352	1,195
1/22/2019	Morgan Stanley	U.S. Dollar	51,127	Euro	44,250	324
1/22/2019	Morgan Stanley	U.S. Dollar	51,279	Euro	44,250	482
1/24/2019	Deutsche Bank	U.S. Dollar	91,315	Euro	78,923	698
1/24/2019	UBS	U.S. Dollar	235,608	Euro	203,500	1,954
1/25/2019	Deutsche Bank	U.S. Dollar	50,830	Euro	44,000	305
1/25/2019	JP Morgan Chase	U.S. Dollar	69,532	Euro	60,167	444
1/29/2019	Goldman Sachs	U.S. Dollar	26,241	Euro	22,812	37
1/31/2019	Deutsche Bank	U.S. Dollar	382,992	Euro	333,733	(432)
1/31/2019	HSBC	U.S. Dollar	39,169	Euro	34,118	(28)
1/31/2019	JP Morgan Chase	U.S. Dollar	301,580	Euro	263,000	(579)
2/1/2019	Citibank	U.S. Dollar	76,549	Euro	66,791	(193)
2/5/2019	BNP Paribas	U.S. Dollar	2,121,512	Euro	1,845,000	976
2/19/2019	Deutsche Bank	U.S. Dollar	13,663	Euro	12,000	(144)
2/19/2019	JP Morgan Chase	U.S. Dollar	68,421	Euro	60,167	(806)
2/20/2019	JP Morgan Chase	U.S. Dollar	101,818	Euro	88,500	(18)
2/21/2019	Bank of America	U.S. Dollar	367,542	Euro	319,000	444
2/21/2019	Citibank	U.S. Dollar	1,867,050	Euro	1,620,000	2,790
2/21/2019	Goldman Sachs	U.S. Dollar	130,823	Euro	113,324	412
2/21/2019	JP Morgan Chase	U.S. Dollar	69,367	Euro	60,167	128
2/28/2019	Deutsche Bank	U.S. Dollar	380,460	Euro	333,864	(3,953)
2/28/2019	Goldman Sachs	U.S. Dollar	77,944	Euro	68,188	(568)
3/4/2019	Bank of America	U.S. Dollar	213,841	Euro	186,500	(971)
3/6/2019	Bank of America	U.S. Dollar	712,256	Euro	620,500	(2,567)
3/6/2019	Deutsche Bank	U.S. Dollar	210,249	Euro	183,683	(1,356)
3/11/2019	Barclays	U.S. Dollar	216,504	Euro	189,000	(1,323)
3/13/2019	Citibank	U.S. Dollar	72,935	Euro	63,594	(372)
3/21/2019	Goldman Sachs	U.S. Dollar	130,532	Euro	113,324	(194)
1/4/2019	Deutsche Bank	U.S. Dollar	356,692	Japanese Yen	40,134,658	(9,618)
1/4/2019	JP Morgan Chase	U.S. Dollar	151,820	Japanese Yen	17,142,239	(4,638)
1/4/2019	JP Morgan Chase	U.S. Dollar	152,552	Japanese Yen	17,142,239	(4,621)
1/11/2019	Goldman Sachs	U.S. Dollar	179,333	Japanese Yen	19,732,000	(868)
1/15/2019	HSBC	U.S. Dollar	421,807	Japanese Yen	47,460,000	(11,756)
1/15/2019	JP Morgan Chase	U.S. Dollar	392,716	Japanese Yen	43,970,000	(8,965)
1/16/2019	JP Morgan Chase	U.S. Dollar	410,018	Japanese Yen	44,610,000	2,459
1/18/2019	HSBC	U.S. Dollar	470,745	Japanese Yen	53,310,000	(16,375)
1/18/2019	HSBC	U.S. Dollar	472,877	Japanese Yen	53,310,000	(16,565)
1/25/2019	Citibank	U.S. Dollar	337,106	Japanese Yen	36,309,000	5,149
1/25/2019	JP Morgan Chase	U.S. Dollar	519,485	Japanese Yen	56,000,000	7,502
2/4/2019	JP Morgan Chase	U.S. Dollar	1,882,814	Japanese Yen	200,000,000	52,914
2/14/2019	Citibank	U.S. Dollar	111,948	Japanese Yen	11,860,000	3,355
2/15/2019	JP Morgan Chase	U.S. Dollar	379,108	Japanese Yen	41,463,000	(562)
2/20/2019	Bank of America	U.S. Dollar	133,115	Japanese Yen	15,015,000	(4,738)
2/20/2019	Bank of America	U.S. Dollar	134,305	Japanese Yen	15,015,000	(3,235)
2/28/2019	JP Morgan Chase	U.S. Dollar	86,310	Japanese Yen	9,750,000	(3,054)
2/28/2019	JP Morgan Chase	U.S. Dollar	87,485	Japanese Yen	9,750,000	(2,065)
3/11/2019	HSBC	U.S. Dollar	343,997	Japanese Yen	38,500,000	(9,237)
3/12/2019	Deutsche Bank	U.S. Dollar	140,157	Japanese Yen	15,700,000	(3,903)
3/18/2019	JP Morgan Chase	U.S. Dollar	164,213	Japanese Yen	18,500,000	(5,636)
3/20/2019	Citibank	U.S. Dollar	527,533	Japanese Yen	58,390,000	(8,650)
3/25/2019	JP Morgan Chase	U.S. Dollar	348,368	Japanese Yen	38,610,000	(6,349)
3/26/2019	Citibank	U.S. Dollar	321,387	Japanese Yen	35,670,000	(6,351)
3/26/2019	Deutsche Bank	U.S. Dollar	159,804	Japanese Yen	17,733,000	(3,128)
4/15/2019	Deutsche Bank	U.S. Dollar	2,294,438	Japanese Yen	254,142,270	(44,690)
4/30/2019	Deutsche Bank	U.S. Dollar	366,576	Japanese Yen	40,545,342	(7,074)
5/7/2019	BNP Paribas	U.S. Dollar	798,923	Japanese Yen	88,730,000	(19,258)
2/25/2019	Citibank	U.S. Dollar	46,961	South Korea Won	52,836,000	(481)
4/29/2019	HSBC	U.S. Dollar	241,287	South Korea Won	270,856,853	(2,571)
5/13/2019	JP Morgan Chase	U.S. Dollar	353,419	South Korea Won	400,000,000	(6,933)
6/7/2019	Goldman Sachs	U.S. Dollar	936,766	South Korea Won	1,037,000,000	1,510

						$(25,688)

Schedule of Open Swap Contracts (Unaudited)

Interest Rate Swaps

December 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR*	Quarterly	3.848%	Semi-Annual	8/22/2043	JP Morgan Chase	$4,170,000	($766,503)	$0	($766,503)
Receive	3-MO-USD-LIBOR*	Quarterly	2.587%	Semi-Annual	7/27/2047	Citibank	1,100,000	56,291	0	$56,291
Receive	3-MO-USD-LIBOR*	Quarterly	1.973%	Semi-Annual	1/27/2025	Citibank	360,000	12,595	0	$12,595
Receive	3-MO-USD-LIBOR	Quarterly	3.019%	Semi-Annual	2/20/2048	Citibank	274,000	(10,113)	0	($7,911)
Receive	3-MO-USD-LIBOR**	Quarterly	3.002%	Semi-Annual	2/22/2048	HSBC	274,000	(9,152)	0	($9,152)
Receive	3-MO-USD-LIBOR**	Quarterly	2.980%	Semi-Annual	2/23/2048	HSBC	274,000	(7,911)	0	($10,113)
Receive	3-MO-USD-LIBOR*	Quarterly	1.914%	Semi-Annual	1/22/2025	HSBC	196,000	7,492	0	$7,492
Receive	3-MO-USD-LIBOR*	Quarterly	1.817%	Semi-Annual	2/3/2025	Citibank	120,000	5,279	0	$5,279
Receive	3-MO-USD-LIBOR*	Quarterly	1.942%	Semi-Annual	1/30/2025	Citibank	80,000	2,941	0	$2,941

								($709,080)	$0	($709,080)

*	Centrally cleared swap, clearing agent: JP Morgan Chase
**	Centrally cleared swap, clearing agent: Citibank

GuidePath® Growth Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 99.00%
	Exchange Traded Funds - 99.00%
302,666	iShares Core MSCI EAFE ETF (a)	$16,646,630
1,328,935	iShares Core MSCI Emerging Markets ETF (a)	62,659,285
968,876	iShares Core S&P Small-Cap ETF (a)	67,162,484
791,922	iShares MSCI Canada ETF	18,974,451
372,176	iShares MSCI Switzerland Capped ETF	11,730,988
1,257,668	Schwab U.S. Large-Cap ETF	75,082,780
578,710	SPDR S&P 600 Small Cap Growth ETF (a)	31,215,617
335,457	SPDR S&P China ETF	28,450,108
4,468,215	Vanguard FTSE Developed Markets ETF	165,770,777
230,388	Vanguard Global ex-U.S. Real Estate ETF	12,074,635
244,563	Vanguard Real Estate ETF (a)	18,237,063
709,400	Vanguard S&P 500 ETF	163,027,214
63,198	Vanguard Value ETF (a)	6,190,244

		677,222,276

	Total Investment Companies (Cost $655,199,829)	677,222,276

	SHORT TERM INVESTMENTS - 1.40%
	Money Market Funds - 1.40%
9,586,524	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	9,586,524

	Total Short Term Investments (Cost $9,586,524)	9,586,524

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.51%
	Investments Purchased with Proceeds from Securities Lending Collateral- 17.51%
119,807,510	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (b)	119,807,510

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $119,807,510)	119,807,510

	Total Investments (Cost $784,593,863) - 117.91%	806,616,310
	Liabilities in Excess of Other Assets - (17.91)%	(122,521,699)

	TOTAL NET ASSETS - 100.00%	$684,094,611

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2018.

GuidePath® Conservative Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.98%
	Exchange Traded Funds - 98.98%
79,239	Invesco DB Gold Fund	$3,133,110
354,764	iShares 1-3 Year Treasury Bond ETF	29,665,366
237,265	iShares 7-10 Year Treasury Bond ETF (a)	24,723,013
123,725	iShares 10+ Year Credit Bond ETF	6,965,717
139,709	iShares 20+ Year Treasury Bond ETF (a)	16,976,041
66,312	iShares Core MSCI Emerging Markets ETF	3,126,611
254,177	iShares Core S&P Small-Cap ETF (a)	17,619,550
284,437	iShares Edge MSCI Min Vol USA ETF (a)	14,904,499
29,753	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,091,634
120,112	iShares MSCI Canada ETF	2,877,883
230,249	iShares MSCI Switzerland Capped ETF	7,257,448
344,659	iShares U.S. Credit Bond ETF	18,249,694
661,079	SPDR Bloomberg Barclays High Yield Bond ETF (a)	22,205,644
117,976	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	3,257,317
123,538	SPDR Bloomberg Barclays TIPS ETF	6,657,463
20,498	SPDR S&P 600 Small Cap Value ETF (a)	1,103,202
35,276	SPDR S&P China ETF	2,991,758
763,645	Vanguard FTSE Developed Markets ETF (a)	28,331,229
744,732	Vanguard Mortgage-Backed Securities ETF	38,346,251
56,352	Vanguard Real Estate ETF (a)	4,202,169
148,170	Vanguard S&P 500 ETF	34,050,948
23,519	Vanguard Total Bond Market ETF	1,862,940
76,932	Vanguard Value ETF	7,535,489

	Total Investment Companies (Cost $302,661,913)	299,134,976

	SHORT TERM INVESTMENTS - 1.23%
	Money Market Funds - 1.23%
3,712,944	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	3,712,944

	Total Short Term Investments (Cost $3,712,944)	3,712,944

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.55%
	Investments Purchased with Proceeds from Securities Lending Collateral - 26.55%
80,220,827	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (b)	80,220,827

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $80,220,827)	80,220,827

	Total Investments (Cost $386,595,684) - 126.76%	383,068,747
	Liabilities in Excess of Other Assets - (26.76)%	(80,878,769)

	TOTAL NET ASSETS - 100.00%	$302,189,978

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2018.

GuidePath® Tactical Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.94%
	Exchange Traded Funds - 98.94%
114,088	Healthcare Select Sector SPDR Fund	$9,869,753
133,625	Invesco QQQ Trust Series 1 (a)	20,612,993
11,953	iShares Core S&P 500 ETF	3,007,494
1,234,500	Schwab U.S. Large-Cap ETF (a)	73,699,650
523,276	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	47,858,823
43,199	SPDR S&P 500 ETF Trust (a)	10,796,294
166,081	Technology Select Sector SPDR ETF (a)	10,293,700
224,818	Vanguard Growth ETF (a)	30,199,802
68,861	Vanguard Mid-Cap Growth ETF	8,241,973
317,902	Vanguard S&P 500 ETF	73,057,059
136,851	Vanguard Value ETF (a)	13,404,555

	Total Investment Companies (Cost $297,208,602)	301,042,096

	SHORT TERM INVESTMENTS - 1.11%
	Money Market Funds - 1.11%
3,372,269	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	3,372,269

	Total Short Term Investments (Cost $3,372,269)	3,372,269

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.12%
	Investments Purchased with Proceeds from Securities Lending Collateral - 17.12%
52,081,003	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (b)	52,081,003

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $52,081,003)	52,081,003

	Total Investments (Cost $352,661,874) - 117.17%	356,495,368
	Liabilities in Excess of Other Assets - (17.17)%	(52,239,296)

	TOTAL NET ASSETS - 100.00%	$304,256,072

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2018.

GuidePath® Absolute Return Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.56%
	Exchange Traded Funds - 58.71%
41,659	Invesco DB Agriculture Fund	$705,703
22,063	Invesco DB Base Metals Fund (a)	339,550
28,249	Invesco DB Energy Fund	351,418
503,066	iShares 1-3 Year Treasury Bond ETF	42,066,379
157,971	iShares 3-7 Year Treasury Bond ETF (a)	19,177,679
77,963	iShares Core MSCI Emerging Markets ETF (a)	3,675,955
185,465	iShares J.P. Morgan USD Emerging Markets Bond ETF	19,271,668
91,226	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	8,343,530
602,362	SPDR Bloomberg Barclays High Yield Bond ETF (a)	20,233,340
1,906,538	SPDR Portfolio Short Term Corporate Bond ETF (a)	57,463,055
154,422	Vanguard FTSE Developed Markets ETF (a)	5,729,056
372,597	Vanguard Mortgage-Backed Securities ETF	19,185,020
66,374	Vanguard S&P 500 ETF	15,253,409
184,983	Vanguard Total Bond Market ETF (a)	14,652,503

		226,448,265

	Mutual Funds - 39.85%
1,010,829	BlackRock Low Duration Bond Portfolio - Institutional Shares	9,552,333
1,013,142	DoubleLine Core Fixed Income Fund - Institutional Shares	10,749,442
1,918,038	DoubleLine Low Duration Bond Fund - Institutional Shares	18,950,214
460,908	DoubleLine Multi-Asset Growth Fund - Institutional Shares (c)	3,908,500
4,544,158	DoubleLine Total Return Bond Fund - Institutional Shares	47,350,123
3,486,130	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	33,362,264
5,492,736	Vanguard High-Yield Corporate Fund - Admiral Shares	29,825,557

		153,698,433

	Total Investment Companies (Cost $387,012,784)	380,146,698

	SHORT TERM INVESTMENTS - 1.21%
	Money Market Funds - 1.21%
4,649,130	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	4,649,130

	Total Short Term Investments (Cost $4,649,130)	4,649,130

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.23%
	Investments Purchased with Proceeds from Securities Lending Collateral - 6.23%
24,044,619	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (b)	24,044,619

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $24,044,619)	24,044,619

	Total Investments (Cost $415,706,533) - 106.00%	408,840,447
	Liabilities in Excess of Other Assets - (6.00)%	(23,140,265)

	TOTAL NET ASSETS - 100.00%	$385,700,182

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2018.
(c)

Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.45% of total net assets as of December 31, 2018.

GuidePath® Multi-Asset Income Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.92%
	Exchange Traded Funds - 80.85%
92,852	Global X MLP ETF	$712,175
127,418	iShares 0-5 Year High Yield Corporate Bond ETF (a)	5,676,472
40,121	iShares 20+ Year Treasury Bond ETF (a)	4,875,103
47,288	iShares Currency Hedged MSCI Eurozone ETF	1,226,651
139,686	iShares Emerging Markets Dividend ETF	5,228,447
19,535	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,203,939
26,411	iShares MBS ETF (a)	2,763,911
220,381	iShares U.S. Preferred Stock ETF (a)	7,543,641
189,938	SPDR Portfolio Aggregate Bond ETF (a)	5,289,773
124,457	SPDR Portfolio Long Term Corporate Bond ETF	3,158,719
717,961	SPDR Portfolio S&P 500 High Dividend ETF	24,460,931
29,123	SPDR S&P Global Dividend ETF (a)	1,805,335
34,708	SPDR S&P Global Infrastructure ETF	1,566,372
32,412	Vanguard Emerging Markets Government Bond ETF (a)	2,415,990
51,057	Vanguard Global ex-U.S. Real Estate ETF	2,675,897
38,014	Vanguard Intermediate-Term Corporate Bond ETF	3,149,840
211,153	Vanguard International High Dividend Yield ETF (a)	11,881,579
54,158	Vanguard Real Estate ETF (a)	4,038,562
3,231	Vanguard S&P 500 ETF	742,516
187,421	WisdomTree U.S. Small Cap Dividend Fund	4,597,437

		96,013,290

	Mutual Funds - 18.07%
163,674	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	1,571,268
290,554	Loomis Sayles Global Equity and Income Fund - Class Y	5,840,128
730,767	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	6,993,438
1,299,976	Vanguard High-Yield Corporate Fund - Admiral Shares	7,058,869

		21,463,703

	Total Investment Companies (Cost $123,303,141)	117,476,993

	SHORT TERM INVESTMENTS - 1.34%
	Money Market Funds - 1.34%
1,591,993	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31%, (b)	1,591,993

	Total Short Term Investments (Cost $1,591,993)	1,591,993

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 21.94%
	Investments Purchased with Proceeds from Securities Lending Collateral- 21.94%
26,052,863	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (b)	26,052,863

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $26,052,863)	26,052,863

	Total Investments (Cost $150,947,997) - 122.20%	145,121,849
	Liabilities in Excess of Other Assets - (22.20)%	(26,364,097)

	TOTAL NET ASSETS - 100.00%	$118,757,752

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2018.

GuidePath® Flexible Income Allocation Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 98.71%
	Exchange Traded Funds - 92.75%
101,394	iShares Short Treasury Bond ETF	$11,183,757
222,944	JPMorgan Ultra-Short Income ETF (a)	11,176,183
229,257	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (c)	20,967,845

		43,327,785

	Mutual Funds - 5.96%
278,498	Lord Abbett Ultra Short Bond Fund - Institutional Shares	2,782,194

	Total Investment Companies (Cost $46,158,863)	46,109,979

	SHORT TERM INVESTMENTS - 1.16%
	Money Market Funds - 1.16%
542,545	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	542,545

	Total Short Term Investments (Cost $542,545)	542,545

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.85%
	Investments Purchased with Proceeds from Securities Lending Collateral- 2.85%
1,332,500	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (b)	1,332,500

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,332,500)	1,332,500

	Total Investments (Cost $48,033,908) - 102.72%	47,985,024
	Liabilities in Excess of Other Assets - (2.72)%	(1,272,591)

	TOTAL NET ASSETS - 100.00%	$46,712,433

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2018.
(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Investments (Unaudited)

December 31, 2018

Principal Amount		Value
	SHORT TERM INVESTMENTS - 98.78%
	Certificates of Deposit - 72.21%
	Bank of Montreal
$4,000,000	2.597% (1 Month LIBOR USD + 0.210%), 01/10/2019 (b)	$4,000,000
2,000,000	2.518% (3 Month LIBOR USD + 0.110%), 10/04/2019 (b)	1,998,739
	Banco Del Estado De Chile
2,000,000	2.490%, 01/17/2019	2,000,000
4,000,000	2.557% (1 Month LIBOR USD + 0.210%), 03/04/2019 (b)	4,000,868
7,200,000	CIBC
	2.350%, 01/02/2019	7,200,000
2,000,000	Commonwealth Bank of Australia
	2.609% (1 Month LIBOR USD + 0.260%), 01/03/2019 (b)	2,000,000
6,000,000	Credit Industriel et Commercial Bank
	2.780%, 03/20/2019	6,000,728
5,000,000	Dexia Credit Local SA
	2.740% (3 Month LIBOR USD + 0.100%), 05/17/2019 (b)	4,999,692
5,500,000	DG Bank
	2.610%, 02/15/2019	5,500,000
	Landesbank Hessen-Thueringen Girozentrale
3,500,000	2.420%, 01/10/2019	3,500,000
1,500,000	2.430%, 01/16/2019	1,500,000
6,000,000	Mitsubishi UFJ Trust & Banking Corp.
	2.860%, 04/11/2019	6,000,002
	Mizuho Bank, Ltd.
4,000,000	2.620%, 02/14/2019	4,000,000
1,500,000	2.620%, 02/15/2019	1,500,000
5,000,000	National Bank of Canada
	2.537% (1 Month LIBOR USD + 0.150%), 04/10/2019 (b)	4,999,797
	National Bank of Kuwait
1,700,000	2.370%, 01/02/2019	1,700,000
5,500,000	2.470%, 01/02/2019	5,500,002
5,000,000	Nordea Bank Abp
	2.760%, 03/11/2019	5,000,974
6,000,000	The Norinchukin Bank
	2.480%, 01/17/2019	6,000,000
2,500,000	Oversea-Chinese Banking Corp., Ltd.
	2.560%, 01/25/2019	2,500,008
	Royal Bank of Canada
1,800,000	2.731% (1 Month LIBOR USD + 0.310%), 06/12/2019 (b)	1,800,034
1,000,000	2.544% (3 Month LIBOR USD + 0.130%), 07/10/2019 (b)	1,000,075
1,600,000	3.072% (3 Month LIBOR USD + 0.250%), 03/27/2019 (b)	1,600,708
4,000,000	Sumitomo Mitsui Banking Corp.
	2.760%, 03/07/2019	4,000,963
4,500,000	Sumitomo Mitsui Trust Bank, Ltd.
	2.790%, 03/20/2019	4,500,071
5,000,000	Svenska Handelsbanken
	2.680% (1 Month LIBOR USD + 0.280%), 06/11/2019 (b)	4,999,810
1,000,000	Swedbank AB
	2.621% (1 Month LIBOR USD + 0.200%), 02/12/2019 (b)	1,000,000
	The Toronto-Dominion Bank
1,500,000	2.455%, 02/11/2019	1,500,008
4,500,000	2.460%, 02/28/2019	4,500,036
4,500,000	Westpac Banking Corp
	2.740% (1 Month LIBOR USD + 0.270%), 05/20/2019 (b)	4,500,045

		109,302,560

	COMMERCIAL PAPER - 12.22%
3,000,000	Bank of America
	2.450%, 02/12/2019	3,000,000
5,500,000	COFCO CAP Corp.
	2.44%, 01/03/2019	5,499,254
5,000,000	ING US Funding LLC
	2.647% (1 Month LIBOR USD + 0.310%), 06/03/2019 (b)	5,000,720
5,000,000	Santander UK PLC
	2.576%, 02/04/2019	4,987,864

		18,487,838

Number of Shares
	Money Market Funds - 7.92%
11,984,679	Deutsche Government Money Market Series - Institutional Shares Effective Yield 2.31%, (a)(c)	11,984,679

Principal Amount
	U.S. TREASURY BILL - 6.43%
$4,250,000	2.163%, 01/03/2019 (c)(d)(e)	4,249,493
5,500,000	2.345%, 02/07/2019 (c)(d)(e)	5,487,267

		9,736,760

	Total Short Term Investments (Cost $149,508,612)	149,511,837

	Total Investments (Cost $149,508,612) - 98.78%	149,511,837
	Other Assets in Excess of Liabilities - 1.22%	1,846,509

	TOTAL NET ASSETS - 100.00%	$151,358,346

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of December 31, 2018.

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.

(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.

(d)	Zero coupon bond. The effective yield is listed.

(e)	All or a portion of this security is held as collateral for certain futures contracts.

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Unaudited)

December 31, 2018

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	(28)	$(3,129,312)	Jan-19	$54,414
Australian 3-Year Treasury Bond Futures	674	53,270,774	Mar-19	196,252
Australian 10-Year Treasury Bond Futures	248	23,175,483	Mar-19	279,377
Australian Dollar Futures	(107)	(7,545,640)	Mar-19	93,396
Brent Crude Futures (a)	(38)	(2,044,400)	Jan-19	137,157
British Pound Futures	(122)	(9,752,375)	Mar-19	(121,183)
CAC40 Index Futures	(54)	(2,925,549)	Jan-19	62,166
Canadian 10-Year Bond Futures	211	21,138,639	Mar-19	202,745
Canadian Dollar Futures	(225)	(16,539,750)	Mar-19	227,355
Cocoa Futures (a)	7	169,120	Mar-19	6,431
Coffee ‘C’ Futures (a)	(35)	(1,336,781)	Mar-19	144,813
Copper Futures (a)	(36)	(2,367,900)	Mar-19	120,218
Corn Futures (a)	(99)	(1,856,250)	Mar-19	16,330
Cotton No. 2 Futures (a)	(27)	(974,700)	Mar-19	6,478
DAX® Index Futures	(10)	(3,025,212)	Mar-19	84,479
DJIA E-Mini CBOT Futures	(8)	(930,720)	Mar-19	(26,972)
E-mini Nasdaq 100 Futures	(4)	(506,660)	Mar-19	(11,589)
E-mini Russell 2000 Futures	(35)	(2,360,750)	Mar-19	81,136
E-mini S&P 500 Futures	(12)	(1,503,120)	Mar-19	(20,645)
E-mini S&P Mid Cap 400 Futures	(13)	(2,160,860)	Mar-19	56,744
Euribor 3 Month Futures	173	49,699,914	Mar-19	8,080
Euro Fx Futures	(143)	(20,596,469)	Mar-19	(125,269)
Euro Stoxx 50® Index Futures	(81)	(2,760,045)	Mar-19	85,400
Euro-Bobl Futures	180	27,330,286	Mar-19	64,168
Euro-BTP Futures	9	1,318,049	Mar-19	17,969
Euro-BTP Futures - Short	160	20,297,208	Mar-19	138,285
Euro-Bund Futures	159	29,792,802	Mar-19	218,898
Euro-Buxl® 30 Year Futures	61	12,623,678	Mar-19	265,916
Eurodollar 90 Day Futures	294	71,526,525	Jun-19	18,232
Euro-OATS Futures	150	25,916,887	Mar-19	3,286
Euro-Schatz Futures	351	45,017,633	Mar-19	22,428
FTSE 100 Index Futures	(35)	(2,970,646)	Mar-19	34,493
FTSE MIB Index Futures	(27)	(2,816,038)	Mar-19	55,784
FTSE/JSE Top 40 Index Futures	(41)	(1,341,010)	Mar-19	(52,020)
Gold 100 Oz. Futures (a)	(18)	(2,306,340)	Feb-19	(92,251)
Hang Seng Index Futures	(9)	(1,485,767)	Jan-19	(5,091)
HSCEI Index Futures	(29)	(1,870,621)	Jan-19	933
IBEX 35® Index Futures	(32)	(3,122,712)	Jan-19	75,580
Japanese Yen Futures	(16)	(1,834,200)	Mar-19	(52,124)
Live Cattle Futures (a)	9	445,950	Feb-19	1,052
LME Aluminium Futures (a)(b)	(66)	(3,049,200)	Mar-19	146,343
LME Copper Futures (a)(b)	5	746,219	Mar-19	(27,772)
LME Copper Futures (a)(b)	(21)	(3,134,119)	Mar-19	87,239
LME Nickel Futures (a)(b)	2	128,178	Mar-19	(2,760)
LME Nickel Futures (a)(b)	(29)	(1,858,581)	Mar-19	34,098
LME Zinc Futures (a)(b)	5	308,813	Mar-19	(17,728)
LME Zinc Futures (a)(b)	(18)	(1,111,725)	Mar-19	(20,533)
Long Gilt Futures	94	14,757,291	Mar-19	72,199
Low Sulphur Gas Oil Futures (a)	(63)	(3,220,875)	Feb-19	125,879
Mexican Peso Futures	16	402,080	Mar-19	(553)
MSCI EAFE Index Futures	(40)	(3,432,000)	Mar-19	58,765
MSCI Emerging Markets Index Futures	(52)	(2,513,680)	Mar-19	52,712
MSCI Singapore Index Futures	(58)	(1,454,096)	Jan-19	(6,722)
MSCI Taiwan Index Futures	(37)	(1,329,780)	Jan-19	(17,283)
Natural Gas Futures (a)	16	470,400	Jan-19	(173,966)
New Zealand Dollar Futures	(6)	(403,200)	Mar-19	97
Nikkei 225 Futures	(8)	(1,459,787)	Mar-19	67,379
NY Harbor ULSD Futures (a)	(30)	(2,116,044)	Jan-19	202,957
OMXS30 Futures	(184)	(2,923,609)	Jan-19	66,003
RBOB Gasoline Futures (a)	(32)	(1,750,022)	Jan-19	184,379
S&P/TSX 60 Index Futures	(28)	(3,516,613)	Mar-19	78,913
Silver Futures (a)	(23)	(1,787,100)	Mar-19	(127,893)
South African Rand Futures	(69)	(2,376,188)	Mar-19	(9,151)

Soybean Futures (a)	(29)	(1,297,750)	Mar-19	(31,248)
Soybean Meal Futures (a)	(51)	(1,580,490)	Mar-19	90
Soybean Oil Futures (a)	(88)	(1,470,480)	Mar-19	18,308
SPI 200TM Index Futures	(26)	(2,545,976)	Mar-19	19,193
Sterling 90 Day Futures	108	17,045,350	Mar-19	(1,182)
Sugar No. 11 Futures (a)	(92)	(1,239,571)	Feb-19	61,381
Swiss Franc Futures	(79)	(10,115,950)	Mar-19	(40,099)
TOPIX Index Futures	(19)	(2,588,979)	Mar-19	160,508
U.S. Treasury 2-Year Note Futures	272	57,749,000	Mar-19	84,899
U.S. Treasury 5-Year Note Futures	262	30,048,125	Mar-19	189,184
U.S. Treasury 10-Year Note Futures	149	18,180,328	Mar-19	180,097
U.S. Treasury Long Bond Futures	51	7,446,000	Mar-19	84,463
U.S. Treasury Ultra Bond Futures	12	1,927,875	Mar-19	1,327
Wheat Futures (a)	(19)	(478,088)	Mar-19	18,347
WTI Crude Futures (a)	(44)	(1,998,040)	Jan-19	235,819

				$4,026,540

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Conservative Income Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 50.26%
	Exchange Traded Funds - 50.26%
1,016	Schwab Short-Term U.S. Treasury ETF (a)	$50,708

	Total Investment Companies (Cost $50,480)	50,708

	SHORT TERM INVESTMENTS - 62.78%
	Money Market Funds - 62.78%
63,333	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	63,333

	Total Short Term Investments (Cost $63,333)	63,333

	Total Investments (Cost $113,813) - 113.04%	114,041
	Liabilities in Excess of Other Assets - (13.04)%	(13,157)

	TOTAL NET ASSETS - 100.00%	$100,884

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Seven-day yield as of December 31, 2018.

GuidePath® Income Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 110.11%
	Exchange Traded Funds - 110.11%
511	iShares 7-10 Year Treasury Bond ETF (a)	$53,246
1,047	Schwab Intermediate-Term U.S. Treasury ETF (a)	55,439

		108,685

	Total Investment Companies (Cost $107,085)	108,685

	SHORT TERM INVESTMENTS - 4.46%
	Money Market Funds - 4.46%
4,405	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	4,405

	Total Short Term Investments (Cost $4,405)	4,405

	Total Investments (Cost $111,490) - 114.57%	113,090
	Liabilities in Excess of Other Assets - (14.57)%	(14,384)

	TOTAL NET ASSETS - 100.00%	$98,706

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Seven-day yield as of December 31, 2018.

GuidePath® Growth & Income Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	INVESTMENT COMPANIES - 56.10%
	Exchange Traded Funds - 56.10%
678	Vanguard High Dividend Yield ETF (a)	$52,878

	Total Investment Companies (Cost $54,776)	52,878

	SHORT TERM INVESTMENTS - 49.02%
	Money Market Funds - 49.02%
46,202	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.31% (b)	46,202

	Total Short Term Investments (Cost $46,202)	46,202

	Total Investments (Cost $100,978) - 105.12%	99,080
	Liabilities in Excess of Other Assets - (5.12)%	(4,822)

	TOTAL NET ASSETS - 100.00%	$94,258

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including collateralized mortgage obligations, convertible obligations, corporate obligations, foreign government obligations and mortgage-backed securities; (2) certain common stocks and preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2018:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$21,562	$-	$0	$21,562
Fixed Income
Collateralized Mortgage Obligations	-	8,488,293	-	8,488,293
Corporate Obligations	-	64,117	-	64,117
Foreign Government Obligations	-	17,506,347	-	17,506,347
Mortgage Backed Securities - U.S. Government Agency	-	9,489,796	-	9,489,796

Total Fixed Income	-	35,548,553	-	35,548,553
Warrants	-	-	0	0
Short Term Investments	4,167,334	8,326,260	-	12,493,594

Total Investments in Securities	$4,188,896	$43,874,813	$-	$48,063,709

Other Financial Instruments*
Forward Currency Contracts	$-	$(25,688)	$-	$(25,688)
Swaps	-	(709,080)	-	(709,080)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2018	$0	$0
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of December 31, 2018	$0	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2018.	$-	$-

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$677,222,276	$-	$-	$677,222,276
Short Term Investments	9,586,524	-	-	9,586,524
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	119,807,510

Total Investments in Securities	$686,808,800	$-	$-	$806,616,310

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$299,134,976	$-	$-	$299,134,976
Short Term Investments	3,712,944	-	-	3,712,944
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	80,220,827

Total Investments in Securities	$302,847,920	$-	$-	$383,068,747

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$301,042,096	$-	$-	$301,042,096
Short Term Investments	3,372,269	-	-	3,372,269
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	52,081,003

Total Investments in Securities	$304,414,365	$-	$-	$356,495,368

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$380,146,698	$-	$-	$380,146,698
Short Term Investments	4,649,130	-	-	4,649,130
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	24,044,619

Total Investments in Securities	$384,795,828	$-	$-	$408,840,447

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$117,476,993	$-	$-	$117,476,993
Short Term Investments	1,591,993	-	-	1,591,993
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	26,052,863

Total Investments in Securities	$119,068,986	$-	$-	$145,121,849

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$46,109,979	$-	$-	$46,109,979
Short Term Investments	542,545	-	-	542,545
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,332,500

Total Investments in Securities	$46,652,524	$-	$-	$47,985,024

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$11,984,679	$137,527,158	$-	$149,511,837

Total Investments in Securities	$11,984,679	$137,527,158	$-	$149,511,837

Other Financial Instruments*
Futures	$4,026,540	$-	$-	$4,026,540

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$50,708	$-	$-	$50,708
Short Term Investments	63,333	-	-	63,333

Total Investments in Securities	$114,041	$-	$-	$114,041

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$108,685	$-	$-	$108,685
Short Term Investments	4,405	-	-	4,405

Total Investments in Securities	$113,090	$-	$-	$113,090

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$52,878	$-	$-	$52,878
Short Term Investments	46,202	-	-	46,202

Total Investments in Securities	$99,080	$-	$-	$99,080

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets and Liabilities — Values of Derivative Instruments as of December 31, 2018

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest Rate Contracts - Swaps	Appreciation on swap agreements	$84,599	Depreciation on swap agreements	$793,679

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	245,985	Depreciation of forward currency contracts	271,673

Total		$330,584		$1,065,352

GuidePath® Managed Futures Strategy Fund

The GuidePath Managed Futures Strategy Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period, ended December 31, 2018, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities — Values of Derivative Instruments as of December 31, 2018

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$1,464,576	Unrealized depreciation on futures contracts	$494,151

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	1,040,188	Unrealized depreciation on futures contracts	140,322

Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	458,005	Unrealized depreciation on futures contracts	348,379

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	2,047,805	Unrealized depreciation on futures contracts	1,182

Total		$5,010,574		$984,034

*Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount of futures, forwards and swaps during the period ended December 31, 2018 were as follows:

Long Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	$390,247,355

Forwards	$25,764,569	-

Swaps	$6,828,400	-

Short Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Futures	$-	($473,191,911)

Forwards	$(691,680)	-

Cross Positions	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund

Forwards	$4,868,581	$-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2018, the Funds (excluding the Opportunistic Fixed Income Fund and Managed Futures Strategy Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending

Opportunistic Fixed Income Fund	$-
Growth Allocation Fund	119,807,510
Conservative Allocation Fund	80,220,827
Tactical Allocation Fund	52,081,003
Absolute Return Allocation Fund	24,044,619
Multi-Asset Income Allocation Fund	26,052,863
Flexible Income Allocation Fund	1,332,500
Managed Futures Strategy Fund	-

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/25/19

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	2/25/19